LEASES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Items	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Lessee, Lease, Description [Line Items]
Optional time periods Holon, Israel lease can be extended	24 months
Number of additional lease periods Holon, Israel office can be extended | Items	2
Lease expiration date Holon, Israel office	Jan. 31, 2025
Facilities leasing expenses (net)	$ 3,493	$ 3,076	$ 4,123
Sublease income	3,235	$ 2,682	$ 2,213
Cash paid for measurement of lease liabilities	$ 6,521
Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease terms under capitalized operating lease agreements	9 months 29 days
Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease terms under capitalized operating lease agreements	7 years 3 months